Schedule of Assets by Segment (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cash	$ 47,849,067	$ 91,234,090
Client cash deposits	1,501,724	5,615,054
Public investments, at fair value through profit and loss	106,857	272,520
Prepaid expenses	7,440,854	9,596,922
Short term investments	21,978,866
Derivative assets	274,096
Investment in Smart Crypto Fund	10,000,373
Digital assets, digital assets loaned, and digital assets staked	587,744,739	515,586,931
Equity instruments	95,885,076	131,982,050
Investment in associate	2,283,056	2,423,934
Other non-current assets	60,621,999	64,853,030
Total assets	835,686,707	824,563,783
Accounts payable and accrued liabilities	7,421,057	9,270,110
Loans payable	809,336	2,611,009
Trading liabilities	14,710,186	24,122,640
Warrant liability	3,325,342	13,599,316
Derivative liability
ETP holders payable	643,670,432	622,304,667
Total liabilities	669,936,353	675,009,930
Right-of-use assets		2,999,253
Lease liability		3,102,188
DeFi [member]
IfrsStatementLineItems [Line Items]
Cash	11,787,143	52,948,491
Client cash deposits
Public investments, at fair value through profit and loss	106,857	272,520
Prepaid expenses	663,697	562,981
Short term investments	19,960,806
Digital assets, digital assets loaned, and digital assets staked
Equity instruments
Investment in associate	2,283,056	2,423,934
Other non-current assets	14,901,664	28,172,752
Total assets	49,703,223	84,380,678
Accounts payable and accrued liabilities	3,341,651	2,151,846
Loans payable
Trading liabilities
Warrant liability	3,325,342	13,599,316
Derivative liability
ETP holders payable
Total liabilities	6,666,993	15,751,162
Right-of-use assets
Lease liability
Stillman digital [member]
IfrsStatementLineItems [Line Items]
Cash	9,790,554	9,203,569
Client cash deposits	1,501,724	5,615,054
Public investments, at fair value through profit and loss
Prepaid expenses	6,582,978	8,267,050
Short term investments
Digital assets, digital assets loaned, and digital assets staked	10,054,639	14,066,946
Equity instruments
Investment in associate
Other non-current assets
Total assets	27,929,895	37,152,619
Accounts payable and accrued liabilities	2,028,842	5,458,569
Loans payable
Trading liabilities	14,710,186	24,122,640
Warrant liability
Derivative liability
ETP holders payable
Total liabilities	16,739,028	29,581,209
Right-of-use assets
Lease liability
Valour Inc. [member]
IfrsStatementLineItems [Line Items]
Cash	26,271,370	29,079,929
Client cash deposits
Public investments, at fair value through profit and loss
Prepaid expenses	194,179	691,548
Short term investments	2,018,060
Derivative assets	274,096
Investment in Smart Crypto Fund	10,000,373
Digital assets, digital assets loaned, and digital assets staked	577,690,100	501,454,945
Equity instruments	95,885,076	131,982,050
Investment in associate
Other non-current assets	45,720,335	36,680,278
Total assets	758,053,589	702,888,003
Accounts payable and accrued liabilities	2,050,564	1,610,274
Loans payable	809,336	2,611,009
Trading liabilities
Warrant liability
Derivative liability
ETP holders payable	643,670,432	622,304,667
Total liabilities	$ 646,530,332	629,628,138
Right-of-use assets		2,999,253
Lease liability		3,102,188
Reflexivity [member]
IfrsStatementLineItems [Line Items]
Cash		2,101
Client cash deposits
Public investments, at fair value through profit and loss
Prepaid expenses		75,343
Digital assets, digital assets loaned, and digital assets staked		65,040
Equity instruments
Investment in associate
Other non-current assets
Total assets		142,484
Accounts payable and accrued liabilities		49,421
Loans payable
Trading liabilities
Warrant liability
ETP holders payable
Total liabilities		49,421
Right-of-use assets
Lease liability